Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities	The carrying amount of the Company’s foreign currency denominated financial assets and financial liabilities at the reporting date were as follows (holdings are shown in AUD equivalents):
	Assets		Liabilities		Assets	Liabilities
	2023	2022	2023	2022	2023	2023
Consolidated	AUD$	AUD$	AUD$	AUD$	$	$

US dollars	11,906,907	18,061,483	808,794	31,233	8,144,325	553,215
Euros	48,210	1,826	468	871	32,976	320
Israeli New Shekel	163,311	1,849,492	-	-	111,704	-
	12,118,428	19,912,801	809,262	32,104	8,289,005	553,535

Schedule of Remaining Contractual Maturities	The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.
	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities	Remaining contractual maturities
Consolidated - 2023	AUD$	AUD$	AUD$	AUD$	AUD$	$

Non-derivatives
Non-interest bearing
Trade payables	733,076	-	-	-	733,076	501,424
Other payables	1,342,976	-	-	-	1,342,976	918,594
Government liabilities	-	-	-	6,666	6,666	4,560
Total non-derivatives	2,076,052	-	-	6,666	2,082,718	1,424,578
	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2022	AUD$	AUD$	AUD$	AUD$	AUD$

Non-derivatives
Non-interest bearing
Trade payables	299,289	-	-	-	299,289
Other payables	1,309,557	-	-	-	1,309,557
Government liabilities	-	-	-	6,084	6,084
Total non-derivatives	1,608,846	-	-	6,084	1,614,930